Private Placement (Details Narrative) - USD ($)			5 Months Ended
	Nov. 18, 2021	Nov. 16, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Private Placement			$ 5,280,750
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Partners' capital account, units, sold in private placement	528,075		528,075
Sale of stock, price per share	$ 10.00	$ 10.00	$ 10.00
Proceeds from Issuance of Private Placement	$ 5,280,750	$ 4,755,750	$ 5,280,750